Insurance Contract Liabilities - Fair Value/Change In Interest Rates (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Carrying value	$ 34,562.5	$ 23,222.2
Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	33,807.2	22,598.3
Carrying value	34,562.5	23,222.2
Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	6,948.7	3,501.3
Carrying value	7,358.7	3,719.4
100 basis point increase | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	32,820.7	21,973.4
100 basis point increase | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	6,764.1	3,425.7
100 basis point decrease | Insurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	34,877.5	23,274.9
100 basis point decrease | Ceded reinsurance contracts
Disclosure of types of insurance contracts [line items]
Fair value	$ 7,147.6	$ 3,582.4